UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21404
ING Clarion Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Real Estate Income Fund
201 King of Prussia Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4272
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     Attached hereto.

ING Clarion Real Estate Income Fund
Portfolio of Investments / March 31, 2009 (unaudited)

		Market
Shares		Value

	Common Stock—64.4%
	Real Estate Investment Trusts (“REIT”)— 64.4%
15,000	Alexandria Real Estate Equities, Inc.	$546,000
303,200	BioMed Realty Trust, Inc.	2,052,664
462,553	Brandywine Realty Trust	1,318,276
90,000	CBL & Associates Properties, Inc.	212,400
138,100	Camden Property Trust	2,980,198
50,000	Cedar Shopping Centers, Inc.	87,000
20,000	Entertainment Properties Trust	315,200
314,200	Extra Space Storage, Inc.	1,731,242
180,000	Hospitality Properties Trust	2,160,000
250,600	Kimco Realty Corp.	1,909,572
263,300	Kite Realty Group Trust	645,085
122,210	Liberty Property Trust	2,314,658
100,000	Macerich Co. (The)	626,000
145,000	Mack-Cali Realty Corp.	2,872,450
117,900	National Retail Properties, Inc.	1,867,536
167,900	OMEGA Healthcare Investors, Inc.	2,364,032
100,000	ProLogis	650,000
159,500	Senior Housing Properties Trust	2,236,190
56,500	SL Green Realty Corp.	610,200
50,000	Taubman Centers, Inc.	852,000
284,105	UDR, Inc.	2,446,144
85,000	Weingarten Realty Investors	809,200

	Total Common Stock (cost $67,946,752)	31,606,047

	Preferred Stock— 33.2%
	Real Estate Investment Trusts (“REIT”)— 33.2%
80,000	Apartment Investment & Management Co., Series V	866,400
80,000	BioMed Realty Trust, Inc., Series A	858,400
51,000	CBL & Associates Properties, Inc., Series C	323,850
65,000	Cedar Shopping Centers, Inc.	565,500
171,300	Corporate Office Properties Trust SBI MD, Series J	3,085,113
50,000	First Industrial Realty Trust, Inc.	362,500
20,000	Glimcher Realty Trust, Series F	116,400
85,000	Glimcher Realty Trust, Series G	409,700
150,000	iStar Financial, Inc., Series F	711,000
122,600	Innkeepers USA Trust, Series C	56,396
170,000	LaSalle Hotel Properties, Series B	2,167,500
76,800	LaSalle Hotel Properties, Series E	827,136
32,800	National Retail Properties Inc., Series C	498,888
129,000	Public Storage, Series I	2,515,500
80,000	Public Storage, Series K	1,538,400
80,000	SL Green Realty Corp., Series C	788,000
120,000	Strategic Hotels & Resorts, Inc., Series B	300,000
90,900	Strategic Hotels & Resorts, Inc., Series C	227,250
50,500	W2007 Grace Acquisition I, Inc., Series C	45,768

	Total Preferred Stock (cost $42,736,195)	16,263,701

	Total Investments—97.6% (cost $110,682,947)	47,869,748
	Other Assets less Liabilities—2.4%	1,170,257

	Net Assets—100.0%	$49,040,005

See previously submitted notes to financial statements for the annual period ended December 31, 2008.

FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:
Level 1 —	unadjusted quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Trust’s investments carried at fair value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices in	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$47,869,748	$31,606,047	$16,263,701	$—

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Real Estate Income Fund

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date:	May 28, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date:	May 28, 2009

By:	/s/ Jonathan A. Blome

Jonathan A. Blome
Chief Financial Officer

Date:	May 28, 2009